Commitments and Contingent Liabilities - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Schedule Of Commitments And Contingencies [Line Items]
Outstanding contractual commitments relating to acquisition or construction of property, plant and equipment and other assets	$ 551,439	¥ 45,218,000
Amount Ricoh is contingently liable for certain guarantees	171	14,000
Operating leases, rent expense	$ 583,159	¥ 47,819,000	¥ 46,718,000	¥ 52,350,000